Total
Reynders, McVeigh Core Equity Fund
Summary Section
Investment Objective
The investment objective of the Reynders, McVeigh Core Equity Fund (the “Fund”) is to seek capital preservation and long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	Reynders, McVeigh Core Equity Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Reynders, McVeigh Core Equity Fund Institutional Shares
Management Fee	0.75%
Distribution and/or Service Fee (12b-1) Fees	none
Other Expenses	0.64%	[1]
Total Annual Operating Expenses	1.39%
Expense Reduction/Reimbursement	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%	[2]
[1]	Pursuant to an Administrative Services Plan, the Fund may pay financial intermediaries that provide certain administrative, recordkeeping and other non-distribution related services to Fund Share shareholders a service fee not to exceed 0.15% of the average daily net assets of Fund Shares. No service fee is currently paid by the Fund and the Fund's Board of Trustees ("Board") has not approved any payments under the Administrative Services Plan. Other Expenses as stated above represents expenses without inclusion of this administrative services fee. If an administrative services fee in the amount of 0.15% had been authorized and charged, Other Expenses would be 0.79% of the average daily net assets of the Fund.
[2]	Reynders, McVeigh Capital Management, LLC, the Fund's adviser (the "Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.95% of the average daily net assets of the Fund through May 31, 2022 (the "Expense Limitation"). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may be terminated by the Board of Trustees (the "Board") at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Reynders, McVeigh Core Equity Fund | Institutional Shares | USD ($)	97	397	719	1,630

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is typically expected to have a portfolio turnover rate of 25% or less. For the fiscal year ended January 31, 2021, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that meet the Advisor’s economic and ESG criteria. As part of its principal investment strategy, and under normal market conditions, the Fund expects to invest at least 50% of its net assets in equity securities with market capitalizations of over $15 billion. This is a global fund and the portfolio managers expect to invest at least 15% of its net assets in equity securities of companies located in developed foreign markets across any market capitalization and American Depositary Receipts (“ADRs”). ADRs are issued by U.S. banks (depositories) and represent ownership interests in securities of foreign companies that are deposited with those banks. The Fund may invest in sponsored ADR arrangements wherein the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees or unsponsored ADR arrangements wherein the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.

The Fund will invest primarily in companies that the Adviser believes have prospects for above-average, sustainable growth in the future. The Adviser will build a diversified portfolio of stocks with an emphasis on companies that the Adviser believes are financially sound, have a positive, long-term growth outlook, and are led by capable management. The Adviser may consider a variety of factors that may contribute to accelerated growth in the foreseeable future and does not focus on any one particular attribute when making an investment decision. Possible attributes include, but are not limited to, earnings histories, a strong competitive position, a history of innovation, excellent management, and the financial resources to support long-term growth. As part of its research process, the Adviser combines its financial analysis with an analysis of each company’s environmental, social and governance (“ESG”) performance. The Adviser believes that understanding a company’s ESG profile complements and is a critical piece of traditional financial analysis. In order to incorporate ESG factors into the investment discipline, the Adviser analyzes a wide range of sources and incorporates that information into the overall research process. These sources include a company’s own ESG reports, comparative studies done by specialists in ESG research, and the use of an outside research service that aggregates hundreds of sources of ESG data into quantifiable measures.

The Adviser selects stocks that it believes are attractively priced given its analysis of the underlying companies’ balance sheets and perceived sustainable growth opportunities. At times, depending on market conditions, this may lead the Fund to be over-weighted or under-weighted in particular sectors when compared to the overall market.

Principal Investment Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” below). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of a Fund.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

ESG Criteria Risk. The Fund’s Environmental, Social and Governance (“ESG”) criteria, which typically select or exclude securities of certain issuers for reasons other than performance, carry the risk that the Fund may forgo some market opportunities available to funds that do not use an ESG investing strategy, and that the Fund’s performance will differ from such funds. For example, the application of the Fund’s ESG criteria could affect the Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance relative to non-ESG investing funds. ESG investing is largely qualitative and subjective by nature, and there is no guarantee that the ESG criteria utilized by the Adviser or any ESG judgment exercised by the Adviser will reflect the opinions of any particular investor, and the criteria utilized by the Adviser may differ from the criteria that any particular investor considers relevant in evaluating an issuer’s ESG practices. The Adviser’s proxy voting decisions with respect to the Fund are also guided by ESG principles, which may not always support corporate initiatives that produce the maximum short-term gain in the prices of underlying securities. For additional information regarding ESG Criteria Risk, please see “ESG Criteria Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The performance of the Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market. Prior to rendering investment management services to the Fund, the Adviser did not manage any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser has extensive experience managing assets of the type in which the Fund intends to invest, the Adviser does not have experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC, impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser and, as a result, may impact the Adviser’s ability to manage the Fund.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in this prospectus.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are young and have a limited track record. Their securities may also be less liquid and more volatile and investors may have greater difficulty buying or selling these securities at an acceptable price, especially in periods of market volatility.

New Fund Risk. The Fund has recently commenced operations and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Sector Risk. The allocation of a significant portion of total assets to one or more sectors may make the Fund’s investment portfolio more susceptible to the financial, economic, business, and political developments that affect those sectors. A Fund overweight in its investments in a particular sector may be more impacted by events that impact that sector and may be subject to greater risk of loss than a Fund that has a more diversified portfolio of investments.

Performance

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year and Since Inception compared to a broad-based market index.

Visit www.ReyndersMcVeighFunds.com or call 1-800-950-6868 for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Reynders, McVeigh Core Equity Fund Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest	4/1/2020 – 6/30/2020	24.82%
Lowest	1/1/2020 – 3/31/2020	(13.61)%

The Fund’s Institutional Shares year-to-date return as of March 31, 2021 was 2.98%.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2020)
Average Annual Total Returns - Reynders, McVeigh Core Equity Fund		1 Year	Since Inception	Inception Date
Institutional Shares		46.35%	32.80%	Mar. 29, 2019
Institutional Shares | After Taxes on Distributions	[1]	46.33%	32.77%	Mar. 29, 2019
Institutional Shares | After Taxes on Distributions and Sales	[1]	27.46%	25.59%	Mar. 29, 2019
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[2]	15.90%	16.87%	Mar. 29, 2019
[1]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only.
[2]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.